Income Taxes (Details) - Schedule of reconciliation between provision for income taxes ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule of reconciliation between provision for income taxes [Abstract]
Income from continuing operations before income taxes, share of income of affiliates and discontinued operations	¥ 560,925	$ 80,572	¥ 667,213	¥ 505,095
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 140,231		¥ 166,803	¥ 126,274
Entertainment	2,516		1,358	1,411
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(36,527)		(8,307)	(826)
Other	730		1,079	19,689
Change in valuation allowance	5,987		6,583	578
Uncertain tax provisions				(2,428)
Deferred income tax for dividend distribution	49,267		53,702	16,800
Other	(18,388)		3,368	6,305
Income tax expense	¥ 143,816	$ 20,658	¥ 224,586	¥ 167,803